FINANCIAL LIABILITY (Details Narrative)					6 Months Ended	12 Months Ended
	Aug. 29, 2022 shares	Aug. 18, 2022 shares	Jun. 16, 2022 shares	Jan. 21, 2022 USD ($) d $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	May 23, 2022 USD ($) $ / shares	Mar. 04, 2022 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares
Warrant exercise price | $ / shares					$ 6.00	$ 6.00	$ 6.00	$ 6.00	$ 6.00		$ 6.00
Warrant liability					$ 611,802		$ 578,928
Warrants exercised					$ 0	$ 1,950,000
Warrants issued | shares					442,240		442,240
Warrants outstanding | shares					442,240		442,240
Warrant [Member]
Warrant exercised | shares	90,000	185,000	50,000
Warrant [Member] | Initial Warrant [Member]
Warrant liability											$ 915,644
Warrant [Member] | Second Warrant [Member]
Warrant liability									$ 4,833,325
L1 Capital Global Opportunities Master Fund Ltd [Member] | Initial Warrant [Member]
Warrant exercised | shares						325,000
Securities Purchase Agreement [Member]
Warrant exercise price | $ / shares					$ 6.00	$ 6.00
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Original issuance discount rate				6.00%
Consecutive trading days | d				10
Floor price | $ / shares				$ 1.20
Securities Purchase Agreement [Member] | First Tranche [Member]
Proceeds from IPO				$ 5,000,000
Securities Purchase Agreement [Member] | First Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Original issuance discount rate				6.00%
Purchase of warrants, shares | shares				383,620
Warrant exercise price | $ / shares				$ 6.00
Securities Purchase Agreement [Member] | First Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Private Placement [Member]
Proceeds from private placement				$ 7,000,000
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Purchase of warrants, shares | shares										383,620
Warrant exercise price | $ / shares										$ 6.00
Debt instrument face amount				$ 2,000,000
Average lowest closing prices percentage				90.00%
Percentage of principal amount obligated to pay				120.00%
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Minimum [Member]
Debt instrument face amount										$ 2,000,000
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Maximum [Member]
Debt instrument face amount										$ 5,000,000